Label	Element	Value
BlackRock Equity Dividend V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock Equity Dividend V.I. Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of BlackRock Equity Dividend V.I. Fund (the “Fund”) is to seek long-term total return and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and example below do not include separate account fees and expenses, and expenses would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) The Fund is not subject to any shareholder fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities and at least 80% of its assets in dividend paying securities. The Fund may invest in securities of companies with any market capitalization, but will generally focus on large cap securities. The Fund may also invest in convertible securities and non‑convertible preferred stock. Equity securities include common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.
The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest in securities from any country. The Fund may invest in securities denominated in both U.S. dollars and non‑U.S. dollar currencies. The Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts, European Depositary Receipts or other securities convertible into securities of foreign issuers.
BlackRock chooses investments for the Fund that it believes will both increase in value over the long term and provide current income, focusing on investments that will do both instead of those that will favor current income over capital appreciation.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P 500® Index and the Russell 1000® Value Index, which are relevant to the Fund because they have characteristics similar to the Fund’s investment strategies. As with all such investments, past performance is not an indication of future results. The bar chart and table do not reflect separate account fees and expenses. If they did, returns would be less than those shown. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s performance to that of the S&P 500® Index and the Russell 1000® Value Index, which are relevant to the Fund because they have characteristics similar to the Fund’s investment strategies.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares ANNUAL TOTAL RETURNS BlackRock Equity Dividend V.I. Fund As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and table do not reflect separate account fees and expenses. If they did, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the ten‑year period shown in the bar chart, the highest return for a quarter was 17.28% (quarter ended December 31, 2020) and the lowest return for a quarter was –24.29% (quarter ended March 31, 2020).

Performance Table Heading	rr_PerformanceTableHeading	For the periods ended 12/31/23Average Annual Total Returns
BlackRock Equity Dividend V.I. Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
BlackRock Equity Dividend V.I. Fund | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

BlackRock Equity Dividend V.I. Fund | Investment Style Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Investment Style Risk — Under certain market conditions, value investments have performed better during periods of economic recovery. Therefore, this investment style may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.

BlackRock Equity Dividend V.I. Fund | Market Risk and Selection Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

BlackRock Equity Dividend V.I. Fund | Convertible Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest, principal or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock, including the potential for increased volatility in the price of the convertible security.

BlackRock Equity Dividend V.I. Fund | Preferred Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.

BlackRock Equity Dividend V.I. Fund | Risk of Investing in the United States [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Risk of Investing in the United States — Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

BlackRock Equity Dividend V.I. Fund | Income Producing Stock Availability Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Income Producing Stock Availability Risk — Depending upon market conditions, income producing common stock that meets the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Fund to produce current income while remaining fully diversified.

BlackRock Equity Dividend V.I. Fund | Foreign Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
∎
The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

∎	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
∎
The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

∎
The governments of certain countries, or the U.S. Government with respect to certain countries, may prohibit or impose substantial restrictions through capital controls and/or sanctions on foreign investments in the capital markets or certain industries in those countries, which may prohibit or restrict the ability to own or transfer currency, securities, derivatives or other assets.

∎
Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

∎	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
∎
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Equity Dividend V.I. Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.67%	[1],[3]
1 Year	rr_ExpenseExampleYear01	$ 68
3 Years	rr_ExpenseExampleYear03	255
5 Years	rr_ExpenseExampleYear05	458
10 Years	rr_ExpenseExampleYear10	$ 1,043
2014	rr_AnnualReturn2014	9.34%
2015	rr_AnnualReturn2015	(0.61%)
2016	rr_AnnualReturn2016	16.40%
2017	rr_AnnualReturn2017	16.74%
2018	rr_AnnualReturn2018	(7.16%)
2019	rr_AnnualReturn2019	27.71%
2020	rr_AnnualReturn2020	3.91%
2021	rr_AnnualReturn2021	20.54%
2022	rr_AnnualReturn2022	(3.85%)
2023	rr_AnnualReturn2023	12.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.29%)
1 Year	rr_AverageAnnualReturnYear01	12.24%
5 Years	rr_AverageAnnualReturnYear05	11.54%
10 Years	rr_AverageAnnualReturnYear10	9.00%
BlackRock Equity Dividend V.I. Fund | Class III Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.92%	[1],[3]
1 Year	rr_ExpenseExampleYear01	$ 94
3 Years	rr_ExpenseExampleYear03	336
5 Years	rr_ExpenseExampleYear05	598
10 Years	rr_ExpenseExampleYear10	$ 1,345
1 Year	rr_AverageAnnualReturnYear01	11.99%
5 Years	rr_AverageAnnualReturnYear05	11.27%
10 Years	rr_AverageAnnualReturnYear10	8.73%
BlackRock Equity Dividend V.I. Fund | Russell 1000® Value Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.46%
5 Years	rr_AverageAnnualReturnYear05	10.91%
10 Years	rr_AverageAnnualReturnYear10	8.40%
BlackRock Equity Dividend V.I. Fund | S&P 500® Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%

[1]
As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2025. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2025. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non‑interested directors of BlackRock Variable Series Funds, Inc. (the “Company”) or by a vote of a majority of the outstanding voting securities of the Fund.

[2]
The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses.

[3]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.25% (for Class I Shares) and 1.50% (for Class III Shares) of average daily net assets through June 30, 2025. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0% (for Class I Shares) and 0% (for Class III Shares) of average daily net assets through June 30, 2025. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non‑interested directors of the Company or by a vote of a majority of the outstanding voting securities of the Fund.